CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (5,000)	$ (10,000)
Adjustments required to reconcile net loss to net cash provided by operating activities:
Increase (decrease) in related parties	5,000	10,000
Net cash used in operating activities
Decrease in cash and cash equivalents
Cash and cash equivalents at the beginning of the period
Cash and cash equivalents at the end of the period
Non-cash transaction
Waver of a liability by a related parties		$ 2,816,091